Subsequent Events - Additional Information (Detail) (Subsequent Event)	1 Months Ended
	Feb. 13, 2013 USD ($)	Feb. 13, 2013 ZAR
Subsequent Event [Line Items]
Final dividend declared	$ 0.08	0.75